Schedule of Investments (unaudited)
April 30, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.1%
Aptiv PLC(a)	33	$2,343
BorgWarner Inc.	22	721
Lear Corp.	7	881
		3,945
Automobiles — 4.2%
Ford Motor Co.	1,386	16,840
General Motors Co.	475	21,151
Rivian Automotive Inc., Class A(a)	231	2,056
Tesla Inc.(a)	993	181,997
		222,044
Banks — 1.0%
Bank of America Corp.	262	9,697
Citigroup Inc.	75	4,600
Citizens Financial Group Inc.	18	614
Fifth Third Bancorp.	26	948
Huntington Bancshares Inc./Ohio	55	741
JPMorgan Chase & Co.	104	19,941
KeyCorp	44	637
M&T Bank Corp.	6	866
PNC Financial Services Group Inc. (The)	15	2,299
Regions Financial Corp.	44	848
Truist Financial Corp.	50	1,877
U.S. Bancorp.	59	2,397
Wells Fargo & Co.	130	7,712
		53,177
Biotechnology — 0.6%
AbbVie Inc.	63	10,246
Alnylam Pharmaceuticals Inc.(a)	5	720
Amgen Inc.	19	5,205
Biogen Inc.(a)	6	1,289
BioMarin Pharmaceutical Inc.(a)	6	484
Exact Sciences Corp.(a)	11	653
Gilead Sciences Inc.	45	2,934
Incyte Corp.(a)	8	416
Moderna Inc.(a)	12	1,324
Neurocrine Biosciences Inc.(a)	4	550
Regeneron Pharmaceuticals Inc.(a)	4	3,563
United Therapeutics Corp.(a)	2	469
Vertex Pharmaceuticals Inc.(a)	9	3,535
		31,388
Building Products — 1.6%
A O Smith Corp.	36	2,982
Allegion PLC	27	3,082
Builders FirstSource Inc.(a)	37	6,764
Carlisle Companies Inc.	15	5,824
Carrier Global Corp.	244	15,004
Fortune Brands Innovations Inc., NVS	39	2,851
Johnson Controls International PLC	205	13,339
Lennox International Inc.	10	4,634
Masco Corp.	68	4,655
Owens Corning	26	4,373
Trane Technologies PLC	68	21,579
		85,087
Capital Markets — 1.3%
Ameriprise Financial Inc.	6	2,471
Ares Management Corp., Class A	10	1,331
Bank of New York Mellon Corp. (The)	44	2,486
Blackstone Inc., NVS	40	4,664
Carlyle Group Inc. (The)	14	627
Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets Inc.	5	$906
Charles Schwab Corp. (The)	84	6,212
CME Group Inc.	20	4,193
Coinbase Global Inc., Class A(a)	10	2,039
FactSet Research Systems Inc.	2	834
Franklin Resources Inc.	11	251
Goldman Sachs Group Inc. (The)	18	7,681
Intercontinental Exchange Inc.	34	4,378
KKR & Co. Inc.	32	2,978
LPL Financial Holdings Inc.	4	1,077
MarketAxess Holdings Inc.	2	400
Moody's Corp.	10	3,703
Morgan Stanley	70	6,359
MSCI Inc., Class A	5	2,329
Nasdaq Inc.	20	1,197
Northern Trust Corp.	13	1,071
Raymond James Financial Inc.	12	1,464
Robinhood Markets Inc.(a)	11	181
S&P Global Inc.	18	7,485
SEI Investments Co.	8	528
State Street Corp.	19	1,377
T Rowe Price Group Inc.	14	1,534
Tradeweb Markets Inc., Class A	6	610
		70,366
Communications Equipment — 1.3%
Arista Networks Inc.(a)	55	14,111
Cisco Systems Inc.	845	39,698
F5 Inc.(a)	13	2,149
Juniper Networks Inc.	67	2,333
Motorola Solutions Inc.	34	11,531
		69,822
Construction Materials — 1.6%
Martin Marietta Materials Inc.	71	41,682
Vulcan Materials Co.	154	39,675
		81,357
Consumer Finance — 1.1%
Ally Financial Inc.	61	2,339
American Express Co.	139	32,530
Capital One Financial Corp.	91	13,052
Discover Financial Services	60	7,604
Synchrony Financial	99	4,354
		59,879
Energy Equipment & Services — 1.7%
Baker Hughes Co., Class A	670	21,855
Halliburton Co.	595	22,295
Schlumberger NV	956	45,391
		89,541
Entertainment — 0.5%
Electronic Arts Inc.	11	1,395
Liberty Media Corp.-Liberty Formula One, NVS(a)	96	6,717
Live Nation Entertainment Inc.(a)	6	534
Netflix Inc.(a)	16	8,810
ROBLOX Corp., Class A(a)	11	391
Roku Inc.(a)	5	288
Take-Two Interactive Software Inc.(a)	6	857
Walt Disney Co. (The)	66	7,333
Warner Bros Discovery Inc.(a)	33	243
		26,568
Ground Transportation — 1.7%
CSX Corp.	392	13,022

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
JB Hunt Transport Services Inc.	16	$2,601
Knight-Swift Transportation Holdings Inc.	31	1,433
Norfolk Southern Corp.	45	10,364
Old Dominion Freight Line Inc.	39	7,087
Uber Technologies Inc.(a)	370	24,520
U-Haul Holding Co.	18	1,104
Union Pacific Corp.	122	28,934
		89,065
Health Care Providers & Services — 3.0%
Cardinal Health Inc.	35	3,606
Cencora Inc.	24	5,737
Centene Corp.(a)	75	5,479
Cigna Group (The)	41	14,639
CVS Health Corp.	181	12,255
DaVita Inc.(a)	8	1,112
Elevance Health Inc.	32	16,915
HCA Healthcare Inc.	28	8,675
Henry Schein Inc.(a)	22	1,524
Humana Inc.	18	5,438
Laboratory Corp. of America Holdings	11	2,215
McKesson Corp.	19	10,207
Molina Healthcare Inc.(a)	8	2,737
Quest Diagnostics Inc.	16	2,211
UnitedHealth Group Inc.	130	62,881
Universal Health Services Inc., Class B	9	1,534
		157,165
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts Inc.	1,196	22,568
Hotels, Restaurants & Leisure — 3.7%
Airbnb Inc.(a)	88	13,954
Booking Holdings Inc.	7	24,164
Caesars Entertainment Inc.(a)	44	1,576
Carnival Corp.(a)	198	2,934
Chipotle Mexican Grill Inc., Class A(a)	6	18,958
Darden Restaurants Inc.	24	3,682
Domino's Pizza Inc.	7	3,705
DoorDash Inc., Class A(a)	55	7,109
DraftKings Inc., Class A (a)	85	3,533
Expedia Group Inc.(a)	27	3,635
Hilton Worldwide Holdings Inc.	55	10,850
Hyatt Hotels Corp., Class A	11	1,637
Las Vegas Sands Corp.	77	3,416
Marriott International Inc./MD, Class A	50	11,806
McDonald's Corp.	148	40,410
MGM Resorts International(a)	55	2,169
Royal Caribbean Cruises Ltd.(a)	49	6,842
Starbucks Corp.	232	20,530
Vail Resorts Inc.	8	1,515
Wynn Resorts Ltd.	22	2,016
Yum! Brands Inc.	55	7,769
		192,210
Household Durables — 2.8%
DR Horton Inc.	301	42,889
Garmin Ltd.	153	22,004
Lennar Corp., Class A	252	38,208
NVR Inc.(a)	3	22,317
PulteGroup Inc.	216	24,067
		149,485
Industrial REITs — 2.2%
Prologis Inc.	1,124	114,704
Security	Shares	Value
Insurance — 0.4%
Aflac Inc.	11	$920
Allstate Corp. (The)	7	1,190
American Financial Group Inc./OH	3	383
American International Group Inc.	15	1,130
Aon PLC, Class A	5	1,410
Arch Capital Group Ltd.(a)	11	1,029
Arthur J Gallagher & Co.	5	1,173
Brown & Brown Inc.	11	897
Chubb Ltd.	9	2,238
Cincinnati Financial Corp.	3	347
Erie Indemnity Co., Class A, NVS	1	383
Everest Group Ltd.	1	366
Hartford Financial Services Group Inc. (The)	11	1,066
Loews Corp.	7	526
Marsh & McLennan Companies Inc.	11	2,194
MetLife Inc.	11	782
Principal Financial Group Inc.	11	871
Progressive Corp. (The)	13	2,707
Prudential Financial Inc.	8	884
Travelers Companies Inc. (The)	5	1,061
W R Berkley Corp.	7	539
Willis Towers Watson PLC	2	502
		22,598
Interactive Media & Services — 11.7%
Alphabet Inc., Class A(a)	1,292	210,312
Alphabet Inc., Class C, NVS(a)	1,125	185,220
Match Group Inc.(a)	66	2,034
Meta Platforms Inc., Class A	485	208,633
Pinterest Inc., Class A(a)	132	4,415
Snap Inc., Class A, NVS(a)	242	3,642
		614,256
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	27	3,700
Avantor Inc.(a)	65	1,575
Bio-Rad Laboratories Inc., Class A(a)	2	540
Bio-Techne Corp.	15	948
Charles River Laboratories International Inc.(a)	5	1,145
Danaher Corp.	65	16,030
Illumina Inc.(a)	15	1,846
IQVIA Holdings Inc.(a)	17	3,940
Mettler-Toledo International Inc.(a)	2	2,460
Repligen Corp.(a)	5	821
Revvity Inc.	11	1,127
Thermo Fisher Scientific Inc.	36	20,474
Waters Corp.(a)	6	1,854
West Pharmaceutical Services Inc.	7	2,502
		58,962
Machinery — 2.3%
Caterpillar Inc.	76	25,427
CNH Industrial NV	154	1,756
Cummins Inc.	22	6,215
Deere & Co.	40	15,656
Dover Corp.	22	3,945
Fortive Corp.	55	4,140
Graco Inc.	25	2,005
IDEX Corp.	11	2,425
Illinois Tool Works Inc.	46	11,229
Ingersoll Rand Inc.	60	5,599
Nordson Corp.	9	2,324
Otis Worldwide Corp.	66	6,019
PACCAR Inc.	78	8,277

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	19	$10,353
Pentair PLC	33	2,610
Snap-on Inc.	8	2,144
Stanley Black & Decker Inc.	22	2,011
Toro Co. (The)	16	1,401
Westinghouse Air Brake Technologies Corp.	26	4,188
Xylem Inc./New York	36	4,705
		122,429
Media — 2.6%
Charter Communications Inc., Class A(a)	46	11,773
Comcast Corp., Class A	1,935	73,743
Fox Corp., Class A, NVS	110	3,411
Fox Corp., Class B	55	1,577
Interpublic Group of Companies Inc. (The)	183	5,570
Liberty Broadband Corp., Class C (a)	55	2,735
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	79	1,901
News Corp., Class A, NVS	180	4,284
Omnicom Group Inc.	95	8,820
Paramount Global, Class B, NVS	233	2,654
Sirius XM Holdings Inc.	308	906
Trade Desk Inc. (The), Class A(a)	215	17,813
		135,187
Metals & Mining — 0.4%
Cleveland-Cliffs Inc.(a)	46	777
Freeport-McMoRan Inc.	138	6,892
Newmont Corp.	110	4,470
Nucor Corp.	24	4,045
Reliance Inc.	5	1,424
Steel Dynamics Inc.	15	1,952
		19,560
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	132	2,474
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	25	786
Cheniere Energy Inc.	17	2,683
Chesapeake Energy Corp.	7	629
Chevron Corp.	125	20,159
ConocoPhillips	84	10,552
Coterra Energy Inc.	48	1,313
Devon Energy Corp.	44	2,252
Diamondback Energy Inc.	12	2,414
EOG Resources Inc.	41	5,417
EQT Corp.	26	1,042
Exxon Mobil Corp.	279	32,997
Hess Corp.	19	2,992
HF Sinclair Corp.	11	597
Kinder Morgan Inc.	110	2,011
Marathon Oil Corp.	37	993
Marathon Petroleum Corp.	26	4,725
Occidental Petroleum Corp.	47	3,109
ONEOK Inc.	42	3,323
Ovintiv Inc.	19	975
Phillips 66	31	4,440
Pioneer Natural Resources Co.	16	4,309
Targa Resources Corp.	15	1,711
Texas Pacific Land Corp.	1	576
Valero Energy Corp.	24	3,837
Williams Companies Inc. (The)	85	3,261
		117,103
Security	Shares	Value
Passenger Airlines — 0.3%
Delta Air Lines Inc.	203	$10,164
Southwest Airlines Co.	189	4,903
		15,067
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	48	2,109
Eli Lilly & Co.	38	29,682
Johnson & Johnson	58	8,386
Merck & Co. Inc.	61	7,882
Novo Nordisk A/S, ADR, NVS	313	40,161
Pfizer Inc.	134	3,433
Zoetis Inc.	11	1,752
		93,405
Professional Services — 1.4%
Automatic Data Processing Inc.	87	21,044
Booz Allen Hamilton Holding Corp., Class A	28	4,135
Broadridge Financial Solutions Inc.	26	5,029
Dayforce Inc.(a)	32	1,964
Equifax Inc.	27	5,945
Jacobs Solutions Inc., NVS	27	3,875
Leidos Holdings Inc.	28	3,926
Paychex Inc.	69	8,198
Paycom Software Inc.	11	2,068
Paylocity Holding Corp.(a)	11	1,707
Robert Half Inc.	24	1,659
SS&C Technologies Holdings Inc.	50	3,094
TransUnion	41	2,993
Verisk Analytics Inc., Class A	31	6,757
		72,394
Real Estate Management & Development — 3.6%
CBRE Group Inc., Class A(a)	812	70,555
CoStar Group Inc.(a)	1,087	99,493
Zillow Group Inc., Class C (a)	412	17,539
		187,587
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices Inc.(a)	289	45,772
Analog Devices Inc.	89	17,854
Applied Materials Inc.	148	29,400
Broadcom Inc.	79	102,721
Enphase Energy Inc.(a)	22	2,393
Entegris Inc.	26	3,456
First Solar Inc.(a)	18	3,174
Intel Corp.	754	22,974
KLA Corp.	24	16,543
Lam Research Corp.	23	20,572
Lattice Semiconductor Corp.(a)	22	1,509
Marvell Technology Inc.	154	10,150
Microchip Technology Inc.	96	8,830
Micron Technology Inc.	197	22,253
Monolithic Power Systems Inc.	9	6,024
Nvidia Corp.	441	381,033
NXP Semiconductors NV	44	11,272
ON Semiconductor Corp.(a)	77	5,402
Qorvo Inc.(a)	17	1,986
Qualcomm Inc.	200	33,170
Skyworks Solutions Inc.	29	3,091
Teradyne Inc.	27	3,141
Texas Instruments Inc.	162	28,580
		781,300
Software — 12.4%
Adobe Inc.(a)	64	29,621
Ansys Inc.(a)	12	3,899

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
AppLovin Corp., Class A(a)	22	$1,553
Aspen Technology Inc.(a)	4	787
Atlassian Corp., NVS(a)	22	3,791
Autodesk Inc.(a)	31	6,598
Bentley Systems Inc., Class B	33	1,733
BILL Holdings Inc.(a)	11	686
Cadence Design Systems Inc.(a)	39	10,750
Confluent Inc.(a)	22	619
Crowdstrike Holdings Inc., Class A(a)	33	9,654
Datadog Inc., Class A(a)	39	4,894
DocuSign Inc., Class A(a)	33	1,868
Dropbox Inc., Class A(a)	33	764
Dynatrace Inc.(a)	44	1,994
Fair Isaac Corp.(a)	3	3,400
Fortinet Inc.(a)	92	5,813
Gen Digital Inc.	77	1,551
HubSpot Inc.(a)	7	4,234
Intuit Inc.	40	25,025
Manhattan Associates Inc.(a)	9	1,855
Microsoft Corp.	1,006	391,666
Oracle Corp.	235	26,731
Palantir Technologies Inc.(a)	264	5,800
Palo Alto Networks Inc.(a)	45	13,090
PTC Inc.(a)	17	3,016
Roper Technologies Inc.	15	7,672
Salesforce Inc.	138	37,114
Samsara Inc.(a)	22	768
ServiceNow Inc.(a)	29	20,107
Synopsys Inc.(a)	22	11,673
Tyler Technologies Inc.(a)	6	2,769
UiPath Inc.(a)	55	1,043
Unity Software Inc.(a)	33	801
Workday Inc., Class A(a)	30	7,342
Zoom Video Communications Inc., Class A(a)	33	2,016
Zscaler Inc.(a)	11	1,902
		654,599
Specialty Retail — 5.6%
AutoZone Inc.(a)	6	17,738
Bath & Body Works Inc.	75	3,407
Best Buy Co. Inc.	67	4,934
Burlington Stores Inc.(a)	22	3,959
CarMax Inc.(a)	56	3,806
Dick's Sporting Goods Inc.	20	4,019
Home Depot Inc. (The)	347	115,974
Lowe's Companies Inc.	201	45,826
O'Reilly Automotive Inc.(a)	21	21,279
Security	Shares	Value
Specialty Retail (continued)
Ross Stores Inc.	117	$15,157
TJX Companies Inc. (The)	396	37,260
Tractor Supply Co.	38	10,377
Ulta Beauty Inc.(a)	17	6,882
Williams-Sonoma Inc.	22	6,309
		296,927
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	954	162,495
Dell Technologies Inc., Class C	15	1,870
Hewlett Packard Enterprise Co.	78	1,326
HP Inc.	57	1,601
NetApp Inc.	11	1,124
Seagate Technology Holdings PLC	11	945
Super Micro Computer Inc.(a)	3	2,576
Western Digital Corp.(a)	21	1,488
		173,425
Trading Companies & Distributors — 3.7%
Fastenal Co.	611	41,511
Ferguson PLC	217	45,269
United Rentals Inc.	72	48,095
Watsco Inc.	36	16,118
WW Grainger Inc.	48	44,225
		195,218
Wireless Telecommunication Services — 2.8%
T-Mobile U.S. Inc.	906	148,738
Total Long-Term Investments — 99.3% (Cost: $5,431,293)		5,229,600
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	30,000	30,000
Total Short-Term Securities — 0.6% (Cost: $30,000)		30,000
Total Investments — 99.9% (Cost: $5,461,293)		5,259,600
Other Assets Less Liabilities — 0.1%		5,787
Net Assets — 100.0%		$5,265,387

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/26/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000 (b)	$—	$—	$—	$30,000	30,000	$120	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Industry Rotation ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,229,600	$—	$—	$5,229,600
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$5,259,600	$—	$—	$5,259,600

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares